Schedule of Investments (unaudited) May 31, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 100.4%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$335	$348,588

Arizona — 2.5%
Arizona IDA, RB(a):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	210	202,669
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	240	227,354
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	185	174,686
Odyssey Preparatory Academy Project, 4.38%, 07/01/39	250	222,685
County of Maricopa Arizona IDA, Refunding RB:
Honorhealth, Series A, 4.13%, 09/01/38	300	327,867
Legacy Traditional Schools Project, 5.00%, 07/01/39(a)	100	96,296
Legacy Traditional Schools Project, 5.00%, 07/01/54(a)	225	214,092
County of Maricopa Pollution Control Corp., Refunding RB, EL Paso Electric Co. Palo Verde Project, Series B, 3.60%, 04/01/40	1,400	1,457,316
County of Pima IDA, RB, American Leadership Academy Project, 5.00%, 06/15/47(a)	370	351,282

		3,274,247

California — 8.4%
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/42	1,000	1,094,200
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	690	688,268
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(b)	1,025	1,207,194
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(b)	1,000	1,062,420

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	$1,835	$2,105,589
5.25%, 05/15/38	520	577,075
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,156,010
5.50%, 11/01/31	1,500	1,732,575
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	505	574,660
State of Golden Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	195	194,510
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	380	425,931

		10,818,432

Colorado — 4.8%
City & County of Denver Colorado, RB, Capital Appreciation Bonds Series, Series A-2, 0.00%, 08/01/38(c)	915	489,022
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,634,897
Colorado Educational & Cultural Facilities Authority, RB, Rocky Mountain School of Expeditionary Learning, 5.00%, 03/01/50(a)	360	318,438
Colorado Educational & Cultural Facilities Authority, Refunding RB, Rocky Mountain Classical Academy Project, 5.00%, 10/01/59(a)	480	446,506
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series B-1, 4.00%, 11/09/22(b)	680	738,786

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Denver International Business Center Metropolitan District No. 1, GO, Series A, 4.00%, 12/01/48	$555	$560,833

		6,188,482

Connecticut — 0.2%
State of Connecticut, Special Tax Revenue, Special Tax Bonds, 5.00%, 05/01/38	240	297,679

District of Columbia — 0.5%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail and Capital Improvement Projects, Series B, 4.00%, 10/01/49	700	707,329

Florida — 11.1%
Capital Trust Agency, Inc., RB, Advantage Academy of Hillsborough Projects, Series A:
5.00%, 12/15/49	160	165,439
5.00%, 12/15/54	140	144,635
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	4,785,278
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	795	904,050
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	4,215	4,788,788
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,305	1,343,719
County of Osceola Florida Transportation Revenue, Refunding RB, Series A-2(c):
0.00%, 10/01/46	625	246,381
0.00%, 10/01/47	605	229,192
0.00%, 10/01/48	430	157,002
0.00%, 10/01/49	355	125,063
Esplanade Lake Club Community Development District, Special Assessment Bonds, Capital Improvement, Series A-1, 4.13%, 11/01/50	615	564,619

Security	Par (000)	Value

Florida (continued)
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/23(b)	$745	$856,311

		14,310,477

Georgia — 6.0%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	2,500	2,569,700
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	2,225	2,767,099
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	710	734,651
4.00%, 01/01/59	1,335	1,358,883
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/49	260	266,703

		7,697,036

Idaho — 0.6%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 4.00%, 12/01/43	670	732,477

Illinois — 19.5%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 01/01/30	1,000	1,002,840
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	690	712,052
Series A, 5.75%, 01/01/39	135	137,827
Series C, 6.50%, 01/01/21(b)	1,890	1,958,891
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	3,185	3,376,100
5.25%, 12/01/40	3,000	3,170,520
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	3,000	3,005,430
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,480	1,541,923
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	855	883,728
5.25%, 12/01/43	1,430	1,457,942
Illinois Finance Authority, RB, Series A:
Carle Foundation, 6.00%, 08/15/41	1,885	1,981,946
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/37	520	521,773

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	$450	$433,242
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, 4.00%, 06/15/50	465	389,828
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	915	963,120
6.00%, 06/01/21	260	274,851
State of Illinois, GO:
5.25%, 02/01/31	610	619,522
5.25%, 02/01/32	1,010	1,024,938
5.50%, 07/01/33	1,000	1,018,690
5.50%, 07/01/38	270	274,595
Series D, 5.00%, 11/01/28	255	258,983
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	90	91,558

		25,100,299

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	155	157,440

Maryland — 0.6%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	710	786,204

Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	695	749,710

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	$500	$546,270

		1,295,980

Michigan — 0.0%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/36	5	5,019

Minnesota — 2.9%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	3,050	3,227,541
5.25%, 02/15/58	520	583,835

		3,811,376

Mississippi — 1.8%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,113,610
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(b)	1,000	1,153,190

		2,266,800

New Jersey — 7.7%
New Jersey EDA, RB, School Facilities Construction, Series EEE, 5.00%, 06/15/43	160	163,554
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	300	311,073
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 07/01/22(b)	2,120	2,335,583
4.00%, 01/01/48	270	294,419
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.00%, 06/15/46	2,070	2,109,910
Transportation System, Series AA, 5.50%, 06/15/39	1,620	1,660,694
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	580	679,806
Series A, 5.25%, 06/01/46	1,365	1,513,921
Sub-Series B, 5.00%, 06/01/46	810	845,519

		9,914,479

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/44	$100	$88,577

New York — 4.2%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Subordinate Bonds, Series C-1, 3.00%, 05/01/46	555	566,078
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(b)	1,565	1,678,994
Series A-1, 5.25%, 11/15/39	1,000	1,038,700
Metropolitan Transportation Authority, Refunding RB, Series C-1:
Green Bonds, 4.75%, 11/15/45	805	855,626
5.25%, 11/15/56	10	10,699
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	460	452,185
State of New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	460	529,175
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	400	346,940

		5,478,397

North Carolina — 0.2%
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System (AGM), 4.00%, 01/01/55	260	281,393

Ohio — 2.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior, Class 2, Series B-2, 5.00%, 06/01/55	1,890	1,905,630
County of Hamilton Ohio, Refunding RB, Trihealth, Inc. Obligated Group Project, 4.00%, 08/15/50	655	679,726

Security	Par (000)	Value

Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	$470	$522,382

		3,107,738

Oregon — 0.4%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	510	268,612
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, GO, CAB, Deferred Interest, Series A, 0.00%, 06/15/38(c)	530	315,244

		583,856

Pennsylvania — 2.8%
Pennsylvania Turnpike Commission, RB, Series C:
5.00%, 12/01/23(b)	1,305	1,520,495
5.00%, 12/01/43	415	457,093
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,500	1,682,145

		3,659,733

Puerto Rico — 4.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	1,638	417,493
Series A-1, 4.75%, 07/01/53	1,740	1,680,005
Series A-1, 5.00%, 07/01/58	2,294	2,288,449
Series A-2, 4.33%, 07/01/40	326	312,015
Series A-2, 4.78%, 07/01/58	121	116,644
Series B-1, 4.75%, 07/01/53	187	180,685
Series B-2, 4.78%, 07/01/58	181	172,813

		5,168,104

Rhode Island — 0.9%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	1,050	1,122,618

South Carolina — 8.0%
County of Berkeley South Carolina, Special Assessment Bonds, Nexton Improvement District Assessment:
4.25%, 11/01/40	140	121,807
4.38%, 11/01/49	205	168,643
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,746,613
South Carolina Jobs EDA, RB, Hilton Head Christian Academy, 5.00%, 01/01/55(a)	375	304,328

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Jobs EDA, Refunding RB:
Anmed Health Projects, 5.00%, 02/01/38	$2,875	$3,209,477
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	785	834,855
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	880	942,885
State of South Carolina Public Service Authority, RB, Series E:
5.00%, 12/01/48	440	463,461
5.50%, 12/01/53	500	537,085
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,825	1,992,426

		10,321,580

Tennessee — 2.0%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A:
4.00%, 10/01/49	230	223,558
5.25%, 10/01/58	2,155	2,314,448

		2,538,006

Texas — 6.0%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	980	1,087,398
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,000	1,131,310
North Texas Tollway Authority, Refunding RB:
1st Tier (AGM), 6.00%, 01/01/21(b)	1,000	1,033,870
2nd Tier, 4.25%, 01/01/49	2,555	2,854,318
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/23(b)	440	501,530
Texas City Industrial Development Corp., RB, NRG Energy, Inc. Project, 4.13%, 12/01/45	110	110,252
Texas Transportation Commission, RB, First Tier Toll Revenue:
0.00%, 08/01/39(c)	1,000	435,640
0.00%, 08/01/43(c)	795	280,309
5.00%, 08/01/57	240	253,606

		7,688,233

Security	Par (000)	Value

Utah — 0.1%
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/39(a)	$100	$96,531

Virginia — 0.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/22(b)	370	398,386

Washington — 0.9%
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	220	185,040
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/43(a)	900	920,583

		1,105,623

Wisconsin — 0.1%
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/54(a)	130	106,557

Total Municipal Bonds — 100.4% (Cost — $123,238,926)		129,457,676

Municipal Bonds Transferred to Tender Option Bond Trusts(d) — 69.2%

California — 11.3%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,775	3,316,208

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 08/01/21(b)	$10,680	$11,315,567

		14,631,775

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/49(e)	1,490	1,515,285

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,306	1,467,630

District of Columbia — 0.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	790	892,763

Florida — 1.4%
Escambia County Health Facilities Authority, Refunding RB, Health Care Facilities Revenue Bonds, 4.00%, 08/15/45(e)	1,771	1,821,668

Georgia — 0.9%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,096,555

Idaho — 1.5%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,700	1,939,445

Illinois — 5.6%
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	825	935,207
Series B, 5.00%, 01/01/40	3,329	3,807,892
Series C, 5.00%, 01/01/38	2,252	2,537,214

		7,280,313

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,455	1,529,249

Michigan — 3.8%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	1,624	1,748,593

Security	Par (000)	Value

Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	$2,650	$3,114,147

		4,862,740

Nevada — 3.3%
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	4,100	4,286,058

New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	1,000	1,006,562

New York — 15.4%
City of New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(e)	2,620	3,185,108
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,890	2,085,124
City of New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	3,019	3,259,761
Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 12/15/21(b)	4,993	5,378,594
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(e):
5.75%, 02/15/21(b)	619	641,331
5.75%, 02/15/47	381	394,527
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,114,334
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(e)	1,740	1,831,607

		19,890,386

North Carolina — 3.1%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/25(b)	2,400	2,977,368

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	$917	$1,024,338

		4,001,706

Pennsylvania — 3.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,349	1,542,964
Pennsylvania Turnpike Commission, RB, Subordinate, Series A, 5.50%, 12/01/42	1,094	1,269,696
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,640	1,953,404

		4,766,064

Rhode Island — 1.7%
Rhode Island Health & Educational Building Corp., RB, Higher Education Facility, Series A, 4.00%, 09/15/47	1,982	2,152,314

Texas — 7.3%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,456	4,890,334
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(b)	2,310	2,461,605
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	1,114	1,221,755
3.75%, 09/01/49	790	866,937

		9,440,631

Security	Par (000)	Value

Virginia — 1.3%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(e)	$1,337	$1,665,340

West Virginia — 1.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(e)	1,511	1,670,839

Wisconsin — 2.6%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.10%, 11/01/43	1,342	1,489,518
4.45%, 05/01/57	1,678	1,861,930

		3,351,448

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 69.2% (Cost — $84,043,436)		89,268,771

Total Long-Term Investments — 169.6% (Cost — $207,282,362)		218,726,447

Total Investments — 169.6% (Cost — $207,282,362)		218,726,447

Other Assets Less Liabilities — 1.7%		2,209,304

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.6)%		(49,736,108)

VMTP Shares, at Liquidation Value — (32.7)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$128,999,643

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to February 15, 2028 is $6,229,261.

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Investment Quality Trust (BAF)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended May 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	466,968	—	(466,968	)(c)	—	$—	$2,701	$648	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Trust.
(c)	Represents net shares purchased (sold).

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

IDA	Industrial Development Authority

IDB	Industrial Development Board

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Investment Quality Trust (BAF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$218,726,447	$—	$218,726,447

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Loan for TOB Trust Certificates	$—	$(364,966)	$—	$(364,966)
TOB Trust Certificates	—	(49,177,344)	—	(49,177,344)
VMTP Shares at Liquidation Value	—	(42,200,000)	—	(42,200,000)

	$—	$(91,742,310)	$—	$(91,742,310)